Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Nature of Business

On August 9, 2010 the Company was incorporated as Nepia Inc. in the State of Nevada. From August 9, 2010 to July 18, 2013, the Company was in the business of developing, manufacturing, and selling small boilers aimed at farmers primarily in Southeast Asia. Beginning on July 19, 2013, the Company acquired bio-pharmaceutical intellectual property for the treatment of acute myeloid leukemia (AML) and is entering into phase II human studies. The goal is to perfect this indication for marketing purposes for distribution world-wide. On August 26, 2013, as a consequence of our new business direction, the Company changed its name to Rich Pharmaceuticals, Inc. (“Rich” or “the Company”).

On July 18, 2013, the Company designated, from our 10,000,000 authorized shares of preferred stock, par value $0.001, 6,000,000 shares of Series “A” Preferred Stock. Our Series “A” Preferred Stock has voting rights of 100 votes per share and votes with common shares as a single class.

On July 18, 2013, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC and its principals to acquire certain assets including a US Patent entitled “Phorbol esters as anti-neoplastic and white blood cell elevating agents” and all related intellectual property associated with the patent. In consideration for the intellectual property the Company issued 41,384 common shares, and 6,000,000 Series “A” Preferred shares. The common and preferred shares were valued at $123,973. The Company further agreed to use its best efforts to complete a financing resulting in proceeds of at least $2,000,000. If the Company was unable to raise $400,000 according to the terms of the Assignment Agreement, the patent reverts back to Imagic, LLC and its principals. On January 17, 2014, the right of reversion was terminated in exchange for a payment of $20,000.

On July 19, 2013, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Sale Agreement”) with our prior officers and directors. Pursuant to the Sale Agreement, the Company transferred all assets and business operations associated with our boiler business in exchange for assumption of all obligations associated with that business and cancellation of loans amounting to $28,818. The cancellation of debt was recorded as additional paid-in capital. In consequence to the Sale Agreement two former officers sold 265,646 common shares held by them to our new officer/director. In turn, our new officer/director agreed to cancel 250,128 of those shares he received and returned them to treasury for retirement. Certain other shareholders also agreed to cancel 131,261 common shares. (All shares stated at post-split amounts.)

On September 5, 2013, the Company increased the authorized common shares, par value $0.0010, from 900,000 shares to 375,030,000 shares. Correspondingly, the Company affirmed a forward split of 4.167 for 1 in which each shareholder was issued 4.167 common shares for each share held. All share and per share date included in these financial statements has been retrospectively adjusted to account for the stock split.

Effective February 11, 2016, the Company approved a reverse stock split of the common stock, par value $0.001 per share at a ratio of 1 for 100 of each share issued and outstanding on the effective date. These financial statements retroactively reflect the reverse stock split for all periods.

Effective June 7, 2017, the Company approved a reverse stock split of the common stock, par value $0.001 per share at a ratio of 1 for 20 of each share issued and outstanding on the effective date. These financial statements retroactively reflect the reverse stock split for all periods.

On August 9, 2010 the Company was incorporated as Nepia Inc. in the State of Nevada. From August 9, 2010 to July 18, 2013, the Company was in the business of developing, manufacturing, and selling small boilers aimed at farmers primarily in Southeast Asia. Beginning on July 19, 2013, the Company acquired bio-pharmaceutical intellectual property for the treatment of acute myeloid leukemia (AML) and is entering into phase II human studies. The goal is to perfect this indication for marketing purposes for distribution world-wide. On August 26, 2013, as a consequence of our new business direction, the Company changed its name to Rich Pharmaceuticals, Inc. (“Rich” or “the Company”).

On July 18, 2013, the Company designated, from our 10,000,000 authorized shares of preferred stock, par value $0.001, 6,000,000 shares of Series “A” Preferred Stock. Our Series “A” Preferred Stock has voting rights of 100 votes per share and votes with common shares as a single class.

On July 18, 2013, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC and its principals to acquire certain assets including a US Patent entitled “Phorbol esters as anti-neoplastic and white blood cell elevating agents” and all related intellectual property associated with the patent. In consideration for the intellectual property the Company issued 41,384 common shares, and 6,000,000 Series “A” Preferred shares. The common and preferred shares were valued at $123,973. The Company further agreed to use its best efforts to complete a financing resulting in proceeds of at least $2,000,000. If the Company was unable to raise $400,000 according to the terms of the Assignment Agreement, the patent reverts back to Imagic, LLC and its principals. On January 17, 2014, the right of reversion was terminated in exchange for a payment of $20,000.

On July 19, 2013, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Sale Agreement”) with our prior officers and directors. Pursuant to the Sale Agreement, the Company transferred all assets and business operations associated with our boiler business in exchange for assumption of all obligations associated with that business and cancellation of loans amounting to $28,818. The cancellation of debt was recorded as additional paid-in capital. In consequence to the Sale Agreement two former officers sold 265,646 common shares held by them to our new officer/director. In turn, our new officer/director agreed to cancel 250,128 of those shares he received and returned them to treasury for retirement. Certain other shareholders also agreed to cancel 131,261 common shares.

On September 5, 2013, the Company increased the authorized common shares, par value $0.0010, from 900,000 shares to 375,030,000 shares. Correspondingly, the Company affirmed a forward split of 4.167 for 1 in which each shareholder was issued 4.167 common shares for each share held. All share and per share date included in these financial statements has been retrospectively adjusted to account for the stock split.

Effective February 11, 2016, the Company approved a reverse stock split of the common stock, par value $0.001 per share at a ratio of 1 for 100 of each share issued and outstanding on the effective date. These financial statements retroactively reflect the reverse stock split for all periods.

Effective June 7, 2017, the Company approved a reverse stock split of the common stock, par value $0.001 per share at a ratio of 1 for 20 of each share issued and outstanding on the effective date. These financial statements retroactively reflect the reverse stock split for all periods.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less to be cash equivalents. At September 30, 2017 and March 31, 2017 the Company had $24,974 and $40,903, respectively, of unrestricted cash.

The Company considers all highly liquid investments with maturities of three months or less to be cash equivalents. At March 31, 2017 and 2016 the Company had $40,903 and $-, respectively, of unrestricted cash.

Basis of Presentation

The financial statements of the Company have been prepared using the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America and are presented in U.S. dollars. The Company has adopted a March 31 fiscal year end.

Certain information and note disclosures normally included in our annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. These consolidated financial statements should be read in conjunction with a reading of the financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended March 31, 2017, as filed with the U.S. Securities and Exchange Commission.

The financial statements of the Company have been prepared using the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America and are presented in U.S. dollars. The Company has adopted a March 31 fiscal year end.

Property and Equipment

Property and equipment is recorded at cost and is depreciated using the straight-line method over the estimated useful lives of the related assets. The useful lives of the assets are as follows: Computer equipment, 3 years.

Property and equipment is recorded at cost and is depreciated using the straight-line method over the estimated useful lives of the related assets. The useful lives of the assets are as follows: Computer equipment, 3 years.

Long-Lived and Intangible Assets

On July 18, 2013, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC and its principals to acquire certain assets including a US Patent entitled “Phorbol esters as anti-neoplastic and white blood cell elevating agents” and all related intellectual property associated with the patent. In consideration for the intellectual property the Company issued 41,384 common shares and 6,000,000 Series “A” Preferred Stock. These shares were valued at a total of $123,973. The Company has also paid additional funds to third parties to further the development of this asset and terminate the right of reversion totaling $45,000. The Company analyzed the assets at March 31, 2014 and determined that the value could not be supported and impaired the assets to $0. This asset was made accessible to a related party as part of a support and collaboration agreement dated July 11, 2017, in exchange for payment including 15,000,000 shares of the related parties common stock and cash of $100,000. This agreement does not diminish the Company’s ability to use or benefit from this asset. See note 3.

On October 6, 2014, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC and its principals to acquire certain assets including a US Patent entitled “Compositions and methods of use of Phorbol Esters for the treatment of Hodgkin’s Lymphoma”, and all related intellectual property, inventions and trade secrets, data and clinical study results. In consideration for the intellectual property the Company issued 110,396 common shares. These shares were valued at a total of $7,904,355; however, since the asset was acquired from a related party the Company valued the asset at the cost of the asset to the related party, $82,120, and treated the excess value as a deemed dividend reducing additional paid in capital. The Company analyzed the assets at March 31, 2015 and determined that the value could not be supported and impaired the assets to $0. This asset was made accessible to a related party as part of a support and collaboration agreement dated July 11, 2017, in exchange for payment including 15,000,000 shares of the related parties common stock and cash of $100,000. This agreement does not diminish the Company’s ability to use or benefit from this asset. See note 3.

On July 18, 2013, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC and its principals to acquire certain assets including a US Patent entitled “Phorbol esters as anti-neoplastic and white blood cell elevating agents” and all related intellectual property associated with the patent. In consideration for the intellectual property the Company issued 41,384 common shares and 6,000,000 Series “A” Preferred Stock. These shares were valued at a total of $123,973. The Company has also paid additional funds to third parties to further the development of this asset and terminate the right of reversion totaling $45,000. The Company analyzed the assets at March 31, 2014 and determined that the value could not be supported and impaired the assets to $0.

On October 6, 2014, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC and its principals to acquire certain assets including a US Patent entitled “Compositions and methods of use of Phorbol Esters for the treatment of Hodgkin’s Lymphoma”, and all related intellectual property, inventions and trade secrets, data and clinical study results. In consideration for the intellectual property the Company issued 110,396 common shares. These shares were valued at a total of $7,904,355; however, since the asset was acquired from a related party the Company valued the asset at the cost of the asset to the related party, $82,120, and treated the excess value as a deemed dividend reducing additional paid in capital. The Company analyzed the assets at March 31, 2015 and determined that the value could not be supported and impaired the assets to $0.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, prepaid expenses, accounts payable, accrued expenses, amounts due to related parties, stock deposits, and a convertible note payable. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 – Observable inputs such as quoted prices in active markets;

Level 2 – Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company did not have any level 3 financial instruments at September 30, 2017 or March 31, 2017. As of September 30, 2017, the securities available for sale were considered a level 1 item (see note 3); the derivative liabilities were considered a level 2 item (see Note 9).

The Company’s financial instruments consist of cash and cash equivalents, prepaid expenses, accounts payable, accrued expenses, amounts due to related parties, stock deposits, and a convertible note payable. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 – Observable inputs such as quoted prices in active markets;

Level 2 – Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company did not have any level 1 or level 3 financial instruments at March 31, 2017 or March 31, 2016. As of March 31, 2017, the derivative liabilities were considered a level 2 item; see Note 8.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company has made all adjustments necessary for a fair presentation of the interim financial information and all such adjustments are normal and recurring in nature, as required under ASC Topic 270.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Revenue Recognition	The Company will recognize revenue when products are fully delivered or services have been provided and collection is reasonably assured.	The Company will recognize revenue when products are fully delivered or services have been provided and collection is reasonably assured.
Research and Development	The Company will charge research and development costs to expense when incurred. The research and development costs include payments made to unrelated third party vendors for their work on enhancements to existing technology, or research into new potentially patentable products or processes.

The Company will charge research and development costs to expense when incurred. The research and development costs include payments made to unrelated third party vendors for their work on enhancements to existing technology, or research into new potentially patentable products or processes.

Stock-Based Compensation	Stock-based compensation is accounted for at fair value in accordance with ASC Topic 718. On September 6, 2013, the Company approved the adoption of Rich Pharmaceuticals, Inc. 2013 Stock Option/Stock Issuance Plan (the "2013 Plan”). The 2013 Plan is intended to aid in recruiting and retaining key employees, directors or consultants and to motivate them by providing incentives through the granting of awards of stock options or other stock based awards. The 2013 Plan is administered by the board of directors. Directors, officers, employees and consultants and our affiliates are eligible to participate under the 2013 Plan. A total of 195,002 common shares have been reserved for awards under the 2013 Plan. During the year ended March 31, 2015, the Company granted 9,875 stock options to officers, directors, employees and consultants. During the period ended March 31, 2016, the Company granted 195,000 stock options to officers, directors, employees and consultants. During the period ended March 31, 2017, the Company granted 29,000,000 stock options to officers, directors, employees and consultants. The Company made the following modifications to the exercise prices of its options: January 12, 2015, the Company modified the exercise price on all outstanding stock options to $3.40; April 6, 2015, the Company modified the exercise price on all outstanding stock options to $1.60 per share; August 4, 2015, the Company modified the exercise price on all outstanding stock options to $0.20 per share. (All shares are stated at post-split amounts).	Stock-based compensation is accounted for at fair value in accordance with ASC Topic 718. On September 6, 2013, the Company approved the adoption of Rich Pharmaceuticals, Inc. 2013 Stock Option/Stock Issuance Plan (the "2013 Plan”). The 2013 Plan is intended to aid in recruiting and retaining key employees, directors or consultants and to motivate them by providing incentives through the granting of awards of stock options or other stock based awards. The 2013 Plan is administered by the board of directors. Directors, officers, employees and consultants and our affiliates are eligible to participate under the 2013 Plan. A total of 195,002 common shares have been reserved for awards under the 2013 Plan. During the year ended March 31, 2015, the Company granted 9,875 stock options to officers, directors, employees and consultants. During the period ended March 31, 2016, the Company granted 195,000 stock options to officers, directors, employees and consultants. During the period ended March 31, 2017, the Company granted 29,000,000 stock options to officers, directors, employees and consultants. The Company made the following modifications to the exercise prices of its options: January 12, 2015, the Company modified the exercise price on all outstanding stock options to $3.40; April 6, 2015, the Company modified the exercise price on all outstanding stock options to $1.60 per share; August 4, 2015, the Company modified the exercise price on all outstanding stock options to $0.20 per share.
Basic loss per share	The basic earnings (loss) per share is calculated by dividing the Company’s net income available to common shareholders by the weighted average number of common shares during the year. The diluted earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. Total potentially dilutive instruments are: 9,446,533 common share warrants, and 29,195,000 common shares upon exercise of outstanding options. In periods of net losses the dilutive loss per share is the same as the basic loss per share because the effect of the dilutive shares in periods of loss is antidilutive.

The basic earnings (loss) per share is calculated by dividing the Company’s net income available to common shareholders by the weighted average number of common shares during the year. The diluted earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity.

Recent Accounting Pronouncements	The Company does not expect the adoption of any other recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.	The Company does not expect the adoption of any other recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.